Premises and Equipment, Net (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,824,509	$ 34,305,933
Less Accumulated Depreciation	(15,906,612)	(15,579,634)
Total Premises And Equipment, Net	17,917,897	18,726,299
Depreciation Expense	1,055,662	1,491,028	1,549,477
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,471,503	5,471,503
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,591,652	17,570,577
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,684,296	11,180,104
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 77,058	$ 83,749